Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Segment Information

17. Segment Information

Management evaluates the Company’s veterinary clinics as a single reportable segment as a result of aggregating multiple operating segments, because all of the Company’s veterinary clinics have similar economic characteristics and provide similar services to similar types of customers. Our single reportable segment comprises the structure used by our Chief Executive Officer, who collectively have been determined to be our Chief Operating Decision Maker (“CODM”), to make key operating decisions and assess performance. Our CODM evaluates our single reportable segment’s operating performance based on individual veterinary clinic net income (loss) before interest expense, income tax expense, depreciation and amortization, corporate general and administrative expense, debt extinguishment loss, gain of sale, interest and other income, and gains or losses on sales of clinic (“Adjusted Clinic EBITDA”). Our single reportable segment’s assets are consistent with total assets included in the Company’s consolidated balance sheets.

The following table includes revenue, significant veterinary clinic and hospital operating expenses, and Adjusted Clinic EBITDA for the Company’s clinics, reconciled to the consolidated amounts included in the Company’s consolidated statements of operations:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Revenue
Service revenue	$3,138,670	$2,969,748	$9,074,965	$9,735,585
Product revenue	1,177,462	1,079,277	3,163,910	3,535,388
Total Clinics level revenue	4,316,132	4,049,025	12,238,875	13,270,973

Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	2,678,940	2,568,085	7,253,536	7,705,972
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	850,153	854,921	2,507,227	2,807,025
General and administrative expenses	610,629	65,093	2,015,056	2,034,074
Total Clinics level expenses	4,139,722	3,488,099	11,775,819	12,547,071

Adjusted Clinics EBITDA	$176,410	$560,926	$463,056	$723,902

Reconciliation of Adjusted Clinics EBITDA to net income
Depreciation and amortization	330,498	340,167	864,293	1,048,290
Interest income	(4)	(44)	(25)	(46)
Interest expense	559,111	1,254,149	1,385,891	2,801,491
Debt extinguishment loss	-	-	689,411	1,587,862
Other income (expenses)	-	-	-	4,768
Gain on sale of business	-	(467,049)		(467,049)
Corporate general and administrative	1,813,078	2,923,029	5,499,364	6,046,125
Net Income	$(2,526,273)	$(3,489,326)	$(7,975,878)	$(10,297,539)

16.	Segment Information

Management evaluates the Company’s veterinary clinics as a single reportable segment as a result of aggregating multiple operating segments, because all of the Company’s veterinary clinics have similar economic characteristics and provide similar services to similar types of customers. Our single reportable segment comprises the structure used by our Chief Executive Officer, who collectively have been determined to be our Chief Operating Decision Maker (“CODM”), to make key operating decisions and assess performance. Our CODM evaluates our single reportable segment’s operating performance based on individual veterinary clinic net income (loss) before interest expense, income tax expense, depreciation and amortization, corporate general and administrative expense, loss on debt modification, gain of sale, interest and other income, and gains or losses on sales of clinic (“Adjusted Clinic EBITDA”). Our single reportable segment’s assets are consistent with total assets included in the Company’s consolidated balance sheets.

The following table includes revenue, significant veterinary clinic and hospital operating expenses, and Adjusted Clinic EBITDA for the Company’s clinics, reconciled to the consolidated amounts included in the Company’s consolidated statements of operations:

	For the year ended December 31,
	2024	2023
Revenue
Service revenue	$12,188,526	$11,879,934
Product revenue	4,403,583	4,795,459
Total Clinics level revenue	16,592,109	16,675,393

Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	9,736,282	9,700,963
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	3,563,279	3,420,515
General and administrative expenses	2,688,157	3,056,702
Total Clinics level expenses	15,987,718	16,178,180
Adjusted Clinics EBITDA	$604,391	$497,213

Reconciliation of Adjusted Clinics EBITDA to net loss
Depreciation and amortization	1,308,619	1,252,539
Gain on sale of business	(467,049)	-
Loss on debt extinguishment	-	16,105
Interest expense	3,098,237	2,538,710
Loss on debt modification	2,134,218	927,054
Beneficial conversion feature	-	4,137,261
Other income (expenses)	4,768	(1,134)
Corporate general and administrative	8,733,195	6,419,585
Impairment expense	56,664	-
Net Loss	$(14,264,261)	$(14,792,907)